Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 116,946		$ 158,720	$ 171,840
Lease liabilities	15,245		13,442	14,349
Less: Amounts capitalized in qualifying assets	(11,193)		(9,762)	(15,114)
Interest expense	120,998		162,400	171,075
Finance expense	10,186		9,082	9,187
Finance costs	$ 131,184	$ 4,729	$ 171,482	$ 180,262